THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.6%
	Shares	Value

BRAZIL — 14.7%

Banco BTG Pactual	49,304,452	$381,740,044

Banco do Brasil	17,421,885	198,657,405

Centrais Eletricas Brasileiras	47,413,349	414,144,515

Companhia Paranaense de Energia	28,393,200	55,470,082

MercadoLibre *	78,705	123,688,056

Petroleo Brasileiro ADR	48,568,889	775,645,157

Vale	29,834,274	474,144,836

		2,423,490,095

CHINA — 6.6%

China Shenhua Energy, Cl H	76,520,802	262,139,764

PDD Holdings ADR *	1,430,035	209,228,421

PetroChina, Cl H	494,320,202	326,653,763

PetroChina, Cl A	12,512,072	12,455,265

PICC Property & Casualty, Cl H	103,393,464	122,877,019

Zijin Mining Group, Cl A	90,066,985	158,235,051

		1,091,589,283

COLOMBIA — 0.4%

Ecopetrol ADR	5,651,082	67,360,897

FRANCE — 4.2%

TotalEnergies	10,200,552	694,114,402

GREECE — 0.2%

National Bank of Greece *	4,131,383	28,706,006

INDIA — 34.5%

Adani Energy Solutions *	18,780,935	236,020,643

Adani Enterprises	14,028,811	480,297,801

Adani Green Energy *	22,863,951	438,794,427

Adani Ports & Special Economic Zone	28,900,250	355,758,166

Adani Power *	51,122,116	322,624,317

Ambuja Cements	36,376,039	227,706,103

Bajaj Finance	484,521	42,666,612

Coal India	18,149,583	82,008,601

GMR Airports Infrastructure *	98,577,249	95,421,699

HDFC Bank	—	7

ICICI Bank	36,523,973	437,425,203

IDFC First Bank *	74,454,463	79,542,164

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

ITC	216,871,392	$1,204,323,447

JSW Energy	22,851,956	112,332,308

JSW Steel	16,987,896	179,701,016

Macrotech Developers	8,322,031	102,363,069

Max Healthcare Institute	24,792,588	204,460,363

NTPC	74,185,017	277,390,071

Patanjali Foods	7,539,584	142,702,916

State Bank of India	50,357,585	388,542,608

Sun Pharmaceutical Industries	19,587,083	296,452,830

		5,706,534,371

INDONESIA — 4.4%

Bank Central Asia	623,756,130	380,808,445

Bank Mandiri Persero	873,025,974	343,041,316

		723,849,761

MEXICO — 2.0%

Grupo Financiero Banorte, Cl O	33,539,108	338,866,892

NETHERLANDS — 3.3%

ASML Holding	719,077	541,496,135

RUSSIA — 0.0%

Gazprom PJSC * (A)	30,141,513	3,371

LUKOIL PJSC (A)	2,087,971	234

MMC Norilsk Nickel PJSC (A)	15,556	2

Polymetal International * (A)	939,651	105

Polyus PJSC * (A)	426,420	48

Rosneft Oil PJSC (A)	23,574,787	2,637

Severstal PAO * (A)	772,406	86

		6,483

SAUDI ARABIA — 2.2%

Bupa Arabia for Cooperative Insurance	1,916,424	108,887,388

Co for Cooperative Insurance	1,264,477	43,957,773

Saudi Arabian Oil	23,821,046	209,724,141

		362,569,302

SOUTH KOREA — 3.0%

Samsung Electronics	8,314,581	504,668,803

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — 5.4%

Taiwan Semiconductor Manufacturing	23,961,282	$462,978,453

Taiwan Semiconductor Manufacturing ADR	4,112,155	427,664,120

		890,642,573

TURKEY — 2.1%

Akbank	7,067,335	8,739,049

KOC Holding	13,473,396	64,689,089

Turk Hava Yollari AO *	18,986,124	146,956,997

Turkiye Petrol Rafinerileri	26,849,407	130,001,530

		350,386,665

UNITED ARAB EMIRATES — 1.5%

ADNOC Logistics & Services	8,654,612	9,025,162

International Holding PJSC *	2,257,355	245,541,712

		254,566,874

UNITED STATES — 7.1%

Information Technology — 7.1%

Broadcom	300,905	335,885,206

NVIDIA	1,678,357	831,155,954

		1,167,041,160

TOTAL UNITED STATES		1,167,041,160

Total Common Stock (Cost $12,237,070,789)		15,145,889,702

PREFERRED STOCK — 6.7%

BRAZIL — 6.7%

Itau Unibanco Holding (B)	78,808,419	551,120,305

Petroleo Brasileiro (B)	72,276,309	554,094,562

Total Preferred Stock (Cost $827,021,186)		1,105,214,867

Total Investments— 98.3% (Cost $13,064,091,975)		$16,251,104,569

Percentages are based on Net Assets of $16,528,851,611.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND DECEMBER 31, 2023 (Unaudited)

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

Amounts designated as “—” are $0 or have been rounded to $0.

GQG-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%

	Shares	Value

AUSTRALIA — 3.7%

Glencore	12,806,362	$77,072,606

BRAZIL — 1.1%

Petroleo Brasileiro ADR	1,395,215	22,281,584

CANADA — 0.6%

Canadian Natural Resources	185,532	12,156,057

DENMARK — 5.2%

Novo Nordisk, Cl B	1,030,767	106,630,279

Novo Nordisk ADR	9,132	944,705

		107,574,984

FRANCE — 5.4%

TotalEnergies	1,644,565	111,907,302

INDIA — 8.1%

Adani Enterprises	1,211,304	41,470,845

Adani Green Energy *	1,887,834	36,230,442

Adani Ports & Special Economic Zone	412,826	5,081,832

Adani Power *	7,320,922	46,201,285

ICICI Bank	254,272	3,045,260

ICICI Bank ADR	1,454,793	34,682,265

		166,711,929

NETHERLANDS — 2.3%

ASML Holding	62,026	46,708,265

RUSSIA — 0.0%

LUKOIL PJSC (A)	57,094	6

SPAIN — 0.0%

Banco Bilbao Vizcaya Argentaria	84,483	767,688

TAIWAN — 0.0%

Taiwan Semiconductor Manufacturing ADR	5,982	622,128

UNITED ARAB EMIRATES — 1.0%

International Holding PJSC *	189,964	20,663,159

UNITED KINGDOM — 5.3%

ARM Holdings ADR *	325,455	24,456,316

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)

AstraZeneca	153,062	$20,683,000

AstraZeneca ADR	954,549	64,288,875

		109,428,191

UNITED STATES — 63.3%

Communication Services — 13.4%

Alphabet, Cl C *	822,095	115,857,848

Meta Platforms, Cl A *	459,066	162,491,002

		278,348,850

Consumer Discretionary — 6.0%

Amazon.com *	548,519	83,341,977

DR Horton	199,965	30,390,681

Ford Motor	857,582	10,453,924

		124,186,582

Energy — 2.3%

Schlumberger	891,635	46,400,685

Financials — 2.7%

Visa, Cl A	216,674	56,411,076

Health Care — 9.8%

Cigna Group	35,909	10,752,950

Eli Lilly	150,243	87,579,649

Humana	28,823	13,195,458

UnitedHealth Group	174,235	91,729,500

		203,257,557

Industrials — 2.1%

Uber Technologies *	708,596	43,628,256

Information Technology — 27.0%

Advanced Micro Devices *	290,920	42,884,517

AppLovin, Cl A *	1,246,907	49,689,244

Intuit	18,287	11,429,924

Lam Research	55,054	43,121,596

Micron Technology	249,879	21,324,674

Microsoft	349,721	131,509,085

NVIDIA	320,416	158,676,411

ServiceNow *	72,926	51,521,490

Snowflake, Cl A *	85,844	17,082,956

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

Synopsys *	63,154	$32,518,626

		559,758,523

TOTAL UNITED STATES		1,311,991,529

Total Common Stock (Cost $1,532,958,423)		1,987,885,428

PREFERRED STOCK — 3.2%

BRAZIL — 3.2%

Petroleo Brasileiro (B) Cost (50,723,260)	8,603,133	65,954,519

Total Investments— 99.2% (Cost $1,583,681,683)		$2,053,839,947

Percentages are based on Net Assets of $2,071,147,921.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

GQG-QH-003-1000

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.2%

	Shares	Value

CANADA — 4.2%

Canadian Natural Resources	1,126,055	$73,779,124

UNITED KINGDOM — 1.5%

ARM Holdings ADR *	352,800	26,511,156

UNITED STATES — 90.5%

Communication Services — 13.0%

Alphabet, Cl C *	666,634	93,948,730

Meta Platforms, Cl A *	371,848	131,619,318

		225,568,048

Consumer Discretionary — 9.0%

Amazon.com *	529,392	80,435,821

DR Horton	272,115	41,356,037

Ford Motor	2,819,509	34,369,815

		156,161,673

Energy — 3.4%

Schlumberger	1,142,852	59,474,018

Financials — 6.3%

Goldman Sachs Group	155,958	60,163,918

Visa, Cl A	193,255	50,313,939

		110,477,857

Health Care — 13.7%

Cigna Group	55,955	16,755,725

Eli Lilly	207,041	120,688,339

Humana	57,924	26,518,186

UnitedHealth Group	142,708	75,131,481

		239,093,731

Industrials — 3.2%

Uber Technologies *	898,788	55,338,377

Information Technology — 38.2%

Advanced Micro Devices *	304,181	44,839,321

AppLovin, Cl A *	1,541,154	61,414,987

Broadcom	69,769	77,879,646

Intuit	60,865	38,042,451

Lam Research	61,790	48,397,635

Micron Technology	250,569	21,383,559

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

Microsoft	288,665	$108,549,587

Monolithic Power Systems	10,837	6,835,763

NVIDIA	298,219	147,684,013

ServiceNow *	78,149	55,211,487

Snowflake, Cl A *	98,929	19,686,871

Synopsys *	68,455	35,248,164

		665,173,484

Materials — 2.7%

Alcoa	769,182	26,152,188

Martin Marietta Materials	41,874	20,891,357

		47,043,545

Utilities — 1.0%

Vistra	456,415	17,581,106

TOTAL UNITED STATES		1,575,911,839

Total Common Stock (Cost $1,265,248,996)		1,676,202,119

Total Investments— 96.2% (Cost $1,265,248,996)		$1,676,202,119

Percentages are based on Net Assets of $1,741,656,248.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-002-1100

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%

	Shares	Value

AUSTRALIA — 5.0%

Glencore	685,499	$4,125,543

Rio Tinto ADR	13,882	1,033,653

		5,159,196

BRAZIL — 12.7%

Itau Unibanco Holding ADR	386,141	2,683,680

Petroleo Brasileiro ADR	524,211	8,371,650

Vale	128,600	2,043,791

		13,099,121

CANADA — 2.6%

Canadian National Railway	8,251	1,036,573

Canadian Natural Resources	14,677	961,637

Fortis	16,880	697,808

		2,696,018

CHINA — 2.6%

China Shenhua Energy, Cl H	610,449	2,091,235

PICC Property & Casualty, Cl H	500,000	594,220

		2,685,455

DENMARK — 4.3%

Novo Nordisk ADR	43,013	4,449,695

FRANCE — 5.5%

TotalEnergies	84,146	5,725,862

GERMANY — 2.4%

Deutsche Telekom	104,599	2,513,121

INDIA — 9.7%

Adani Ports & Special Economic Zone	291,796	3,591,969

Coal India	68,440	309,245

ITC	478,495	2,657,164

NTPC	573,920	2,145,982

State Bank of India	170,133	1,312,690

		10,017,050

ITALY — 1.9%

Eni ADR	56,866	1,934,013

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — 2.0%

Tokio Marine Holdings	82,667	$2,069,314

MEXICO — 1.3%

Grupo Financiero Banorte, Cl O	138,244	1,396,767

RUSSIA — 0.0%

Gazprom PJSC * (A)	177,982	20

MMC Norilsk Nickel PJSC (A)	1,511	—

Polyus PJSC * (A)	1,565	—

Rosneft Oil PJSC (A)	134,799	15

		35

SOUTH KOREA — 2.3%

Samsung Electronics	38,528	2,338,528

SPAIN — 3.3%

Banco Bilbao Vizcaya Argentaria	373,865	3,397,271

SWITZERLAND — 1.8%

Novartis	17,336	1,748,121

Sandoz Group *	4,982	160,164

		1,908,285

TAIWAN — 2.4%

Taiwan Semiconductor Manufacturing	67,932	1,312,578

Taiwan Semiconductor Manufacturing ADR	11,026	1,146,704

		2,459,282

UNITED KINGDOM — 5.4%

AstraZeneca ADR	83,697	5,636,993

UNITED STATES — 34.1%

Consumer Discretionary — 2.0%

Ford Motor	167,405	2,040,667

Consumer Staples — 6.0%

Nestle	23,088	2,674,878

Philip Morris International	27,671	2,603,288

Procter & Gamble	6,427	941,812

		6,219,978

Energy — 2.4%

Exxon Mobil	24,566	2,456,108

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Financials — 2.8%

Goldman Sachs Group	1,880	$725,248

JPMorgan Chase	12,992	2,209,939

		2,935,187

Health Care — 4.0%

Roche Holding	3,904	1,134,115

UnitedHealth Group	5,657	2,978,241

		4,112,356

Industrials — 3.5%

Caterpillar	7,145	2,112,562

Union Pacific	6,290	1,544,950

		3,657,512

Information Technology — 13.4%

Broadcom	6,030	6,730,987

Lam Research	3,234	2,533,063

Microsoft	8,253	3,103,458

Texas Instruments	8,997	1,533,629

		13,901,137

TOTAL UNITED STATES		35,322,945

Total Common Stock (Cost $87,459,072)		102,808,951

Total Investments— 99.3% (Cost $87,459,072)		$102,808,951

Percentages are based on Net Assets of $103,514,631.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

GQG-QH-006-0600

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.0%

	Shares	Value

AUSTRALIA — 8.8%

Glencore	803,467	$4,835,510

Rio Tinto ADR	28,395	2,114,292

Whitehaven Coal	448,575	2,277,279

		9,227,081

BRAZIL — 12.1%

Banco do Brasil	95,400	1,087,823

Itau Unibanco Holding ADR	308,417	2,143,498

Petroleo Brasileiro ADR	451,421	7,209,193

Vale ADR, Cl B	139,208	2,207,839

		12,648,353

CHINA — 3.9%

China Shenhua Energy, Cl H	605,316	2,073,651

PetroChina, Cl H	2,042,000	1,349,382

PICC Property & Casualty, Cl H	593,548	705,397

		4,128,430

DENMARK — 5.1%

Novo Nordisk, Cl B	51,826	5,361,271

FRANCE — 4.8%

TotalEnergies	73,974	5,033,690

GERMANY — 3.6%

Deutsche Telekom	80,430	1,932,431

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,446	1,842,227

		3,774,658

INDIA — 13.5%

Adani Ports & Special Economic Zone	249,214	3,067,791

Coal India	122,682	554,337

ITC	606,881	3,370,113

NTPC	1,216,249	4,547,756

Power Grid Corp of India	297,353	847,603

State Bank of India	229,776	1,772,876

		14,160,476

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDONESIA — 1.8%

Bank Mandiri Persero	4,659,316	$1,830,802

ITALY — 1.7%

Eni	106,407	1,804,050

JAPAN — 2.2%

Tokio Marine Holdings	91,747	2,296,604

MEXICO — 2.0%

Grupo Financiero Banorte, Cl O	211,100	2,132,877

RUSSIA — 0.0%

Gazprom PJSC * (A)	141,071	16

MMC Norilsk Nickel PJSC (A)	866	—

Polyus PJSC * (A)	1,135	—

Rosneft Oil PJSC (A)	98,129	11

		27

SOUTH KOREA — 2.2%

Samsung Electronics	38,035	2,308,604

SPAIN — 3.2%

Banco Bilbao Vizcaya Argentaria	364,923	3,316,016

SWITZERLAND — 4.4%

Novartis	29,698	2,994,676

Sandoz Group *	50,139	1,612,013

		4,606,689

TAIWAN — 6.3%

MediaTek	45,000	1,488,246

Taiwan Semiconductor Manufacturing ADR	48,987	5,094,648

		6,582,894

UNITED KINGDOM — 11.1%

AstraZeneca	38,492	5,201,356

HSBC Holdings	479,600	3,869,451

Standard Chartered	309,900	2,593,563

		11,664,370

UNITED STATES — 11.3%

Consumer Staples — 5.3%

Nestle	25,725	2,980,389

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)

Philip Morris International	27,703	$2,606,298

		5,586,687

Energy — 1.5%

Exxon Mobil	16,235	1,623,175

Health Care — 1.5%

Roche Holding	5,241	1,522,515

Information Technology — 3.0%

Broadcom	2,815	3,142,244

TOTAL UNITED STATES		11,874,621

Total Common Stock (Cost $84,125,653)		102,751,513

PREFERRED STOCK — 1.2%

BRAZIL — 1.2%

Petroleo Brasileiro (B) Cost (895,590)	162,324	1,244,430

Total Investments— 99.2% (Cost $85,021,243)		$103,995,943

Percentages are based on Net Assets of $104,842,401.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

GQG-QH-005-0600

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%

	Shares	Value

AUSTRALIA — 4.4%

Glencore	744,131	$4,478,408

Rio Tinto ADR	24,704	1,839,460

		6,317,868

CANADA — 5.3%

Canadian Natural Resources	114,909	7,528,838

UNITED KINGDOM — 8.8%

AstraZeneca ADR	101,972	6,867,814

HSBC Holdings ADR	139,098	5,639,033

		12,506,847

UNITED STATES — 80.1%

Consumer Discretionary — 2.8%

DR Horton	1,807	274,628

Ford Motor	306,824	3,740,184

		4,014,812

Consumer Staples — 9.5%

Philip Morris International	60,040	5,648,563

Procter & Gamble	14,602	2,139,777

Target	19,999	2,848,258

Walmart	18,457	2,909,746

		13,546,344

Energy — 10.2%

Exxon Mobil	68,669	6,865,527

ONEOK	64,734	4,545,621

Peabody Energy	126,993	3,088,470

		14,499,618

Financials — 12.5%

American International Group	55,222	3,741,291

CME Group, Cl A	26,889	5,662,823

Goldman Sachs Group	11,114	4,287,447

JPMorgan Chase	23,699	4,031,200

		17,722,761

Health Care — 11.9%

Eli Lilly	10,159	5,921,884

Merck	36,912	4,024,146

Stryker	4,989	1,494,006

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)

UnitedHealth Group	10,525	$5,541,097

		16,981,133

Industrials — 5.3%

Automatic Data Processing	5,712	1,330,725

Caterpillar	11,200	3,311,504

Union Pacific	11,600	2,849,192

		7,491,421

Information Technology — 21.5%

Broadcom	10,577	11,806,576

Lam Research	11,211	8,781,128

Microsoft	15,276	5,744,387

Texas Instruments	24,984	4,258,773

		30,590,864

Materials — 6.4%

Alcoa	69,961	2,378,674

Arch Resources	40,534	6,726,212

		9,104,886

TOTAL UNITED STATES		113,951,839

Total Common Stock (Cost $120,028,277)		140,305,392

Total Investments— 98.6% (Cost $120,028,277)		$140,305,392

Percentages are based on Net Assets of $142,296,755.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-004-0600